Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 1,076,530	$ 673,944	$ 1,167,736
Capitalization	143,717	131,127	161,828
Amortization	(183,504)	(242,605)	(289,641)
Interest	35,528	38,936	43,279
Change in shadow DSI	(225,271)	475,128	(409,258)
Balance, end of year	$ 847,000	$ 1,076,530	$ 673,944